INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Segment's Profits and Losses (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) country	Dec. 31, 2020 USD ($) country	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Number of countries	17	17
Revenues	₽ 218,344	$ 2,955.6	₽ 175,391	₽ 127,657
Depreciation and amortization	(17,687)	(239.4)	(14,777)	(12,137)
Adjusted operating (loss) income	33,999	460.2	37,415	28,445
Russian Search And Portal
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	124,321	1,682.9	121,547	100,956
Depreciation and amortization	(12,922)	(175.0)	(12,020)	(10,037)
Adjusted operating (loss) income	47,332	640.6	45,876	38,575
Taxi
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	67,955	919.9	45,587	20,692
Depreciation and amortization	(1,707)	(23.1)	(1,432)	(798)
Adjusted operating (loss) income	2,394	32.4	(562)	(4,850)
Yandex.Market
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	13,867	187.7		1,697
Depreciation and amortization	(1,213)	(16.4)		(11)
Adjusted operating (loss) income	(4,426)	(59.9)		(273)
Classifieds
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	5,778	78.2	5,390	3,717
Depreciation and amortization	(7)	(0.1)	(27)	(67)
Adjusted operating (loss) income	1,063	14.4	297	(205)
Media Services
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	7,807	105.7	3,867	1,909
Depreciation and amortization	(144)	(1.9)	(94)	(71)
Adjusted operating (loss) income	(3,845)	(52.0)	(2,259)	(845)
Other Bets and Experiments
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Revenues	11,851	160.4	7,877	4,221
Depreciation and amortization	(1,318)	(17.8)	(1,007)	(1,005)
Adjusted operating (loss) income	(8,488)	(114.9)	(5,937)	(3,957)
Intersegment Eliminations
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Intersegment revenues	(13,235)	(179.2)	(8,877)	(5,535)
Depreciation and amortization	(376)	(5.1)	₽ (197)	₽ (148)
Adjusted operating (loss) income	₽ (31)	$ (0.4)